Lease Commitments	12 Months Ended
Dec. 31, 2012
Lease Commitments [Abstract]
Lease Commitments

Note K    Lease Commitments

The Company is obligated under various noncancellable operating leases for equipment, buildings, and land. Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease. At December 31, 2012, future minimum lease payments under leases with initial or remaining terms in excess of one year are as follows:

(In thousands)
2013	$3,399
2014	3,062
2015	2,529
2016	2,414
2017	2,158
Thereafter	12,156

$25,718

Rent expense charged to operations was $3,881,000 for 2012, $4,010,000 for 2011 and $3,951,000 for 2010. Certain leases contain provisions for renewal and change with the consumer price index.